Small-Cap Value Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.12%
Communication Services - 4.29%
Clear Channel Outdoor
Holdings, Inc.* 2,595,000 $ 4,100,100
iHeartMedia, Inc., Class A* 1,493,055 4,718,054
Sinclair, Inc.+ 477,442 5,356,899
Telephone and Data
Systems, Inc. 331,200 6,064,272
Vivid Seats, Inc., Class A* 372,154 2,389,229
22,628,554
Consumer Discretionary - 13.10%
Abercrombie & Fitch Co.,
Class A* 91,000 5,129,670
Beazer Homes USA, Inc.* 193,600 4,822,576
Chico's FAS, Inc.* 1,029,000 7,696,920
Dine Brands Global, Inc. 60,000 2,967,000
Ethan Allen Interiors, Inc. 131,100 3,919,890
Green Brick Partners, Inc.* 120,000 4,981,200
Group 1 Automotive, Inc. 26,500 7,120,815
MarineMax, Inc.*+ 146,921 4,821,947
MDC Holdings, Inc. 140,325 5,785,600
Red Rock Resorts, Inc.,
Class A 111,500 4,571,500
SeaWorld Entertainment,
Inc.* 94,500 4,370,625
Signet Jewelers, Ltd.+ 55,000 3,949,550
Sleep Number Corp.* 129,754 3,190,651
Smith & Wesson Brands,
Inc. 318,703 4,114,456
Stitch Fix, Inc., Class A*+ 469,608 1,620,147
69,062,547
Consumer Staples - 5.23%
Cal-Maine Foods, Inc. 114,000 5,519,880
Herbalife, Ltd.* 312,600 4,373,274
Hostess Brands, Inc.* 223,300 7,438,123
Ingles Markets, Inc.,
Class A 61,400 4,625,262
SpartanNash Co. 189,500 4,169,000
United Natural Foods, Inc.* 102,300 1,446,522
27,572,061
Energy - 8.82%
Amplify Energy Corp.* 626,000 4,601,100
Berry Corp. 627,800 5,147,960
Callon Petroleum Co.* 100,600 3,935,472
Chord Energy Corp. 16,400 2,657,948
Civitas Resources, Inc. 26,430 2,137,394
Delek US Holdings, Inc. 170,900 4,855,269
FLEX LNG, Ltd.+ 109,700 3,308,552
Liberty Energy, Inc. 360,800 6,682,016
Industry Company Shares Value
Energy (continued)
Par Pacific Holdings, Inc.* 165,100 $ 5,933,694
PBF Energy, Inc., Class A 45,000 2,408,850
Teekay Corp.* 787,270 4,857,456
46,525,711
Financials - 25.57%
A-Mark Precious Metals,
Inc. 140,136 4,110,189
Ameris Bancorp 93,800 3,600,982
Banco Latinoamericano de
Comercio Exterior SA,
Class E 82,600 1,751,120
Banner Corp. 51,000 2,161,380
BCB Bancorp, Inc. 104,300 1,161,902
Bread Financial Holdings,
Inc.+ 167,500 5,728,500
Byline Bancorp, Inc. 191,200 3,768,552
City Holding Co.+ 66,400 5,999,240
Eagle Bancorp, Inc. 74,400 1,595,880
Eastern Bankshares, Inc. 349,464 4,382,279
Encore Capital Group,
Inc.*+ 98,900 4,723,464
Enstar Group, Ltd.* 22,300 5,396,600
EZCORP, Inc., Class A*+ 429,300 3,541,725
Farmers & Merchants
Bancorp, Inc./Archbold 61,400 1,076,342
FB Financial Corp. 72,100 2,044,756
First BanCorp 404,000 5,437,840
First Bancshares, Inc.
(The) 67,200 1,812,384
Genworth Financial, Inc.,
Class A* 1,114,200 6,529,212
Green Dot Corp., Class A* 316,628 4,410,628
Hanmi Financial Corp. 263,200 4,271,736
HarborOne Bancorp, Inc. 212,000 2,018,240
Jackson Financial, Inc.,
Class A 167,692 6,409,188
James River Group
Holdings, Ltd. 106,800 1,639,380
LendingClub Corp.* 568,800 3,469,680
MVB Financial Corp. 118,500 2,675,730
Pagseguro Digital, Ltd.,
Class A* 655,000 5,639,550
Pathward Financial, Inc. 55,800 2,571,822
PennyMac Financial
Services, Inc. 63,500 4,229,100
Piper Sandler Cos. 20,300 2,949,793
PROG Holdings, Inc.* 175,769 5,837,288
SmartFinancial, Inc. 58,500 1,250,145
Stewart Information
Services Corp. 136,300 5,969,940

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2023
Quarterly Report | September 30, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
UMB Financial Corp. 21,500 $ 1,334,075
Valley National Bancorp 547,600 4,687,456
Victory Capital Holdings,
Inc., Class A 71,998 2,400,413
Waterstone Financial, Inc. 250,400 2,741,880
WSFS Financial Corp. 151,059 5,513,654
134,842,045
Health Care - 8.74%
Addus HomeCare Corp.* 50,000 4,259,500
Atea Pharmaceuticals, Inc.* 347,612 1,042,836
Brookdale Senior Living,
Inc.* 1,327,216 5,494,675
Cross Country Healthcare,
Inc.* 201,400 4,992,706
Emergent BioSolutions,
Inc.* 593,733 2,018,692
Inogen, Inc.* 481,200 2,511,864
Neogen Corp.*+ 320,400 5,940,216
OraSure Technologies,
Inc.* 390,000 2,312,700
PetIQ, Inc.* 260,116 5,124,285
Prestige Consumer
Healthcare, Inc.* 106,100 6,067,859
Vanda Pharmaceuticals,
Inc.* 219,700 949,104
Vir Biotechnology, Inc.* 575,900 5,396,183
46,110,620
Industrials - 11.51%
Alight, Inc., Class A* 759,200 5,382,728
ArcBest Corp. 57,520 5,846,908
Barnes Group, Inc. 75,000 2,547,750
BlueLinx Holdings, Inc.* 55,857 4,585,301
Boise Cascade Co. 67,400 6,944,896
Costamare, Inc. 273,027 2,626,520
Enviri Corp.* 541,378 3,908,749
Kelly Services, Inc.,
Class A 128,000 2,328,320
Manitowoc Co., Inc. (The)* 181,541 2,732,192
Sterling Infrastructure, Inc.* 68,300 5,018,684
Textainer Group Holdings,
Ltd. 140,100 5,218,725
Titan Machinery, Inc.* 160,000 4,252,800
TrueBlue, Inc.* 280,508 4,115,052
Werner Enterprises, Inc. 133,500 5,199,825
60,708,450
Information Technology - 5.40%
Amkor Technology, Inc. 220,700 4,987,820
Industry Company Shares Value
Information Technology (continued)
Kulicke & Soffa Industries,
Inc. 111,300 $ 5,412,519
LiveRamp Holdings, Inc.* 193,300 5,574,772
NetScout Systems, Inc.* 127,800 3,580,956
ScanSource, Inc.* 114,600 3,473,526
Squarespace, Inc.,
Class A* 188,500 5,460,845
28,490,438
Materials - 9.11%
AdvanSix, Inc. 119,400 3,710,952
Alpha Metallurgical
Resources, Inc. 26,908 6,988,815
Clearwater Paper Corp.* 126,675 4,591,969
O-I Glass, Inc.* 212,400 3,553,452
Olympic Steel, Inc. 107,716 6,054,716
Rayonier Advanced
Materials, Inc.* 655,000 2,318,700
Ryerson Holding Corp. 150,600 4,380,954
Schnitzer Steel Industries,
Inc., Class A 87,668 2,441,554
SunCoke Energy, Inc. 561,325 5,697,449
TimkenSteel Corp.* 262,900 5,710,188
Trinseo PLC 316,400 2,584,988
48,033,737
Real Estate - 6.79%
Anywhere Real Estate,
Inc.* 731,895 4,706,085
Community Healthcare
Trust, Inc. 129,200 3,837,240
Equity Commonwealth 149,000 2,737,130
Essential Properties Realty
Trust, Inc. 203,900 4,410,357
Four Corners Property
Trust, Inc. 253,000 5,614,070
Getty Realty Corp. 97,400 2,700,902
Opendoor Technologies,
Inc.*+ 1,253,300 3,308,712
Physicians Realty Trust 244,300 2,978,017
Plymouth Industrial REIT,
Inc. 119,069 2,494,495
Terreno Realty Corp. 53,100 3,016,080
35,803,088
Utilities - 0.56%
MGE Energy, Inc. 42,800 2,932,228
TOTAL COMMON STOCKS - 99.12% 522,709,479
(Cost $545,154,530)

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Exchange Traded Fund - 0.49%
iShares Russell 2000
Value ETF+ 19,000 $ 2,575,450
TOTAL EXCHANGE TRADED FUND - 0.49% 2,575,450
(Cost $2,833,083)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 1.08%
Fidelity Investments Money
Market Government
Portfolio Class I 5.23% 5,711,848
5,711,848
TOTAL MONEY MARKET FUND - 1.08% 5,711,848
(Cost $5,711,848)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.46%
Dreyfus Institutional
Preferred Government
Money Market Fund** 5.30% 7,706,004
7,706,004
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.46% 7,706,004
(Cost $7,706,004)
TOTAL INVESTMENTS
-
102.15%
$ 538,702,781
(Cost $561,405,465)
Liabilities in Excess of Other Assets - (2.15%) (11,325,319)
NET ASSETS - 100.00% $ 527,377,462
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2023.
^ Rate disclosed as of September 30, 2023.
+ This security or a portion of the security is out on loan at
September 30, 2023. Total loaned securities had a value of
$14,772,167, which included loaned securities with a value of
$694,937 that have been sold and are pending settlement as of
September 30, 2023. The total market value of loaned securities excluding these pending sales is $14,077,230.
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 9/30/2023 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 522,709,479 $ – $ – $ 522,709,479
Exchange
Traded Fund 2,575,450 – – 2,575,450
Money Market
Fund 5,711,848 – – 5,711,848
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending 7,706,004 – – 7,706,004
TOTAL
$538,702,781 $– $– $538,702,781
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.